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                                                                [LOGO OF LINCOLN
                                                                FINANCIAL GROUP]
                                                                Lincoln Life

The Lincoln National Life Insurance Company
350 Church Street, MLW1
Hartford, Connecticut 06103-1106
Telephone: (860) 466-2374
Facsimile: (860) 466-1778

VIA EDGAR

March 28, 2006

U.S. Securities and Exchange Commission
450 Fifth Street, NW
Washington, DC 20549-0506

Re: Lincoln Life Flexible Premium Variable Life Account R
    The Lincoln National Life Insurance Company
    File No. 333-125991; 811-08579; CIK: 0001051932
    Pre-Effective Amendment No. 4, Form N-6

Dear Sir or Madam:

Today we are electronically filing on EDGAR Pre-Effective Amendment No. 4 to the initial Registration Statement on Form N-6 for a variable life insurance product to be offered only to clients of financial advisers affiliated with M Financial Group. The marketing name for this product is "Lincoln Momentum SVUL /ONE/." This filing incorporates the specific 1933 Act and 1940 Act identifying numbers for this Registration Statement and the Separate Account in the Powers of Attorney.

Please contact me at (860) 466-2374, with any questions or comments you may have with regard to this filing.

Sincerely,

/s/ Lawrence A. Samplatsky

Lawrence A. Samplatsky
Assistant Vice President and Senior Counsel